Share-based compensation (Details 4) - Share Options [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	48.00%	[1]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	49.00%	[1]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Exercise Price Settlement Multiples	2	[2]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.50%	[3]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years	[4]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.26%	[5]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.61%	[5]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Fair Value Per Share Minimum	$ 16.35
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Fair Value Per Share Maximum	$ 17.18

[1]	The volatility assumption was estimated based on historical volatility of the Company’s share price for the period of time close to the expected time to exercise.
[2]	The exercise multiple was estimated as the ratio of fair value of underlying shares over exercise price as at the time the option is exercised, which comes from the historical exercise pattern of the Company.
[3]	The dividend yield was estimated based on its expected dividend policy over the expected term of the options.
[4]	Assumption of the expected term were based on the vesting and contractual terms.
[5]	Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.